Other operating income and expenses - Schedule of other operating expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Operating Expenses [Abstract]
(Provision for) environmental remediation	$ (359)	$ (485)	$ (2,133)
Restructuring and reorganization expenses	0	(276)	(531)
Reversal of (provision for) materials and spare parts obsolescence	(214)	1,132	(278)
(Provision for) contingencies	(688)	(69)	(379)
Total other operating expenses	$ (1,261)	$ 302	$ (3,321)